Cash and cash equivalents (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 CHF (SFr) item	Dec. 31, 2025 CHF (SFr)	Jun. 30, 2025 CHF (SFr)	Dec. 31, 2024 CHF (SFr)
Cash and cash equivalents
Cash at bank and on hand	SFr 767,328	SFr 1,638,612
Total cash and cash equivalents	SFr 767,328	SFr 1,638,612	SFr 2,300,994	SFr 3,341,738
Percentage of cash and cash equivalents	100.00%	100.00%
P-1 / A-1
Cash and cash equivalents
Number of Swiss banks used | item	2
CHF
Cash and cash equivalents
Percentage of cash and cash equivalents	23.05%	88.80%
USD
Cash and cash equivalents
Percentage of cash and cash equivalents	65.09%	4.09%
EUR
Cash and cash equivalents
Percentage of cash and cash equivalents	8.75%	4.45%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents	3.10%	2.67%